UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2012

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7100 Forest Ave., Suite 303
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		May 8, 2012


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

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                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:		51

Form 13F Information Table Value Total:		108,252
						(thousands)


List of Other Included Managers:


NONE


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FORM 13F INFORMATION TABLE

                                TITLE OF                  VALUE    SHARES OR SHR/ PUT/   INVEST  OTHER          VOT   AUTHORITY
NAME OF ISSUER                  CLASS        CUSIP        (x1000)  PRIN AMT  PRN  CALL   DISCRTN MGRS  SOLE     SHARED  NONE

ABBOTT LABS			COM	     002824100	  2533	    41320    SH		  SOLE	       39645	0	1675
AT&T INC                        COM          00206R102    2138      68468    SH           SOLE         64868    0       3600
ACCENTURE PLC IRELAND           CL A         G1151C101    2311      35825    SH           SOLE         34145    0       1680
APPLE INC                       COM          37833100      343        572    SH           SOLE           524    0         48
ARCHER DANIELS MIDLAND CO       COM          39483102     3014      95195    SH           SOLE         90535    0       4660
BANK OF NY MELLON CORP          COM          64058100     2429     100681    SH           SOLE         95681    0       5000
BANK OF AMERICA CORPORATION     COM          66050105      551      57582    SH           SOLE         55582    0       2000
BARRICK GOLD CORP               COM          67901108     1532      35235    SH           SOLE         33765    0       1470
BAXTER INTL INC                 COM          71813109     2734      45740    SH           SOLE         43640    0       2100
BB&T CORP                       COM          54937107      879      27993    SH           SOLE         26655    0       1338
BECTON DICKINSON & CO           COM          75887109     2460      31676    SH           SOLE         30061    0       1615
BERKSHIRE HATHAWAY CL B         COM          84670702     3104      38251    SH           SOLE         35951    0       2300
CHEVRON CORP                    COM          166764100     275       2564    SH           SOLE          2564    0          0
CISCO SYS INC                   COM          17275R102    2450     115842    SH           SOLE        109542   	0       6300
COMCAST CORP CLASS A            COM          20030N101    3289     109600    SH           SOLE        103600   	0       6000
CONOCOPHILLIPS                  COM          20825C104    2449      32225    SH           SOLE         30525    0       1700
DIAGEO PLC                      SPON ADR     25243Q205    3492      36190    SH           SOLE         34365    0       1825
DISNEY WALT CO                  COM          254687106    3329      76050    SH           SOLE         73150    0       2900
DOMINION RES INC VA             COM          25746U109    3161      61739    SH           SOLE         58329    0       3410
EMERSON ELEC CO                 COM          291011104    2871      55020    SH           SOLE         52520    0       2500
EXXON MOBIL CORP                COM          30231G102    4327      49888    SH           SOLE         47638    0       2250
FLOWERS FOODS INC               COM          343498101    2533     124365    SH           SOLE        118290   	0       6075
GENERAL ELECTRIC CO             COM          369604103    2098     104553    SH           SOLE         98868    0       5685
HEWLETT PACKARD CO              COM          428236103    1635      68594    SH           SOLE         65694    0       2900
INTERNATIONAL BUSINESS MACHS    COM          459044103    3677      17625    SH           SOLE         16755    0        870
JOHNSON & JOHNSON               COM          478160104    3472      52645    SH           SOLE         49784    0       2861
LOEWS CORP                      COM          540424108    2908      72947    SH           SOLE         69422    0       3525
MCDONALDS CORP                  COM 	     580135101     430       4388    SH           SOLE          4388    0          0
MCCORMICK & CO INC              COM NON VTG  579780206    3405      62550    SH           SOLE         59875    0       2675
MEDTRONIC INC                   COM          585055106    2251      57444    SH           SOLE         54744    0       2700
MICROSOFT CORP                  COM          594918104    2616      81115    SH           SOLE         77330    0       3785
NEWMARKET CORP                  COM          651587107     347       1853    SH           SOLE          1853    0          0
NEXTERA ENERGY INC              COM          65339F101    2131      34885    SH           SOLE         33085    0       1800
PAYCHEX INC                     COM          704326107     642      20716    SH           SOLE         20716    0          0
PEPSICO INC                     COM          713448108    3136      47266    SH           SOLE         44966    0       2300
PFIZER INC                      COM          717081103    3668     161964    SH           SOLE        155014   	0       6950
POTLATCH CORP NEW		COM	     737630103	  1116	    35615    SH		  SOLE	       34090	0	1525
PROCTER & GAMBLE CO             COM          742718109     518       7710    SH           SOLE          6437    0       1273
ROYAL DUTCH SHELL PLC           SPONS ADR A  780259206     235       3349    SH           SOLE          3349    0          0
SCANA CORP                      COM          80589M102    2110      46256    SH           SOLE         44431    0       1825
SCHLUMBERGER LTD                COM          806857108    2340      33455    SH           SOLE         32130    0       1325
SPDR GOLD TRUST                 GOLD SHRS    78463V107     678       4254    SH           SOLE          4254    0          0
TOTAL SYS SVCS                  COM          891906109    2163      93775    SH           SOLE         89225    0       4550
UNILEVER PLC                    SPONS ADR    904767704    2026      61300    SH           SOLE         58400    0       2900
VANGUARD EMERGING MRKTS         ETF          922042858     390	     9355    SH           SOLE          9355    0          0
VERIZON COMMUNICATIONS INC      COM          92343V104     328       8567    SH           SOLE          7310    0       1257
WASTE MGMT INC DEL              COM          94106L109    3331      95290    SH           SOLE         89920    0       5370
WESTAR ENERGY INC               COM          95709T100    1993      71370    SH           SOLE         68120    0       3250
WILLIAMS COM INC DEL            COM          969457100    2576      83605    SH           SOLE         79755    0       3850
WILLIS GROUP HOLDINGS           COM          G96666105    2752      78680    SH           SOLE         75105    0       3575
WPX ENERGY INC                  COM          98212B103    1076      59741    SH           SOLE         56771    0       2970
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